Segment Reporting - Segment Results Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues	$ 1,993,920	$ 1,830,085	$ 1,980,771
Voyage expenses	(127,847)	(112,218)	(138,283)
Vessel operating expenses	(809,319)	(806,152)	(813,326)
Time-charter hire expense	(67,219)	(103,646)	(130,739)
Depreciation and amortization	(422,904)	(431,086)	(455,898)
General and administrative	(140,917)	(140,958)	(144,296)
Asset impairments	(4,759)	(167,605)	(432,196)
Loan loss (provisions) recoveries	2,521	(748)	(1,886)
Net gain (loss)on sale of vessels and equipment	13,509	1,995	(6,975)
Restructuring recoveries (charges)	(9,826)	(6,921)	(7,565)
Income (loss) from vessel operations	427,159	62,746	(150,393)
Shuttle Tanker, FSO and Offshore Support Segment [Member]
Segment Reporting Information [Line Items]
Revenues	608,068	583,201	616,295
Voyage expenses	(106,291)	(99,111)	(104,382)
Vessel operating expenses	(191,173)	(182,973)	(196,021)
Time-charter hire expense	(31,090)	(56,682)	(56,989)
Depreciation and amortization	(111,891)	(116,376)	(125,104)
General and administrative	(35,665)	(37,529)	(36,484)
Asset impairments	(4,759)	(76,782)	(28,830)
Net gain (loss)on sale of vessels and equipment	3,121		(1,112)
Restructuring recoveries (charges)	812	(2,123)	(652)
Income (loss) from vessel operations	131,132	11,625	66,721
FPSO Segment [Member]
Segment Reporting Information [Line Items]
Revenues	614,463	567,620	581,215
Voyage expenses	(756)		(232)
Vessel operating expenses	(370,397)	(364,986)	(354,020)
Depreciation and amortization	(157,829)	(151,365)	(135,413)
General and administrative	(57,915)	(51,891)	(45,139)
Loan loss (provisions) recoveries	2,521	(2,634)
Net gain (loss)on sale of vessels and equipment	935	1,338
Income (loss) from vessel operations	31,022	(1,918)	46,411
Liquefied Gas Segment [Member]
Segment Reporting Information [Line Items]
Revenues	325,707	298,228	291,712
Voyage expenses	(1,913)	(602)	(283)
Vessel operating expenses	(68,839)	(61,471)	(54,773)
Depreciation and amortization	(71,712)	(71,485)	(69,064)
General and administrative	(27,434)	(19,597)	(18,643)
Income (loss) from vessel operations	155,809	145,073	148,949
Conventional Tanker [Member]
Segment Reporting Information [Line Items]
Revenues	445,682	381,036	491,549
Voyage expenses	(18,887)	(12,505)	(33,386)
Vessel operating expenses	(178,910)	(196,722)	(208,512)
Time-charter hire expense	(36,129)	(46,964)	(73,750)
Depreciation and amortization	(81,472)	(91,860)	(126,317)
General and administrative	(19,903)	(31,941)	(44,030)
Asset impairments		(90,823)	(403,366)
Loan loss (provisions) recoveries		1,886	(1,886)
Net gain (loss)on sale of vessels and equipment	9,453	657	(5,863)
Restructuring recoveries (charges)	(10,638)	(4,798)	(6,913)
Income (loss) from vessel operations	$ 109,196	$ (92,034)	$ (412,474)